Earnings per share - Diluted (loss)/earnings per share (Details) - CNY (¥)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Earnings per share
Profit attributable to equity shareholders	¥ 1,248,405,000	¥ 2,617,560,000	¥ 1,768,926,000	¥ 638,170,000
Weighted average number of ordinary shares, basic	1,244,926,865	1,239,394,263	1,243,320,377	1,205,527,348
Dilutive effect of share incentive plan (Note 23)	6,708,997	7,423,354	7,224,739	11,110,091
Weighted average number of ordinary shares, diluted	1,251,635,862	1,246,817,617	1,250,545,116	1,216,637,439